Basis of preparation and material accounting policies - Estimated useful life for intangible assets (Details)	12 Months Ended
Dec. 31, 2023
Industrial property rights
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful life for intangible assets	5 to 10 years
Development costs
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful life for intangible assets	5 years
Software and others
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful life for intangible assets	1 to 10 years